Stock Incentive Plans (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Shares Authorized Under Stock Option Plan
The Board has reserved for issuance shares of DXC common stock, par value $0.01 per share, under each of the plans as detailed below:

	As of March 31, 2018
	Reserved for issuance	Available for future grants
DXC Employee Equity Plan	34,200,000	22,302,423
DXC Director Equity Plan	230,000	123,634
DXC Share Purchase Plan	250,000	248,526
Total	34,680,000	22,674,583

	As of March 31, 2018
	Options Outstanding			Options Exercisable
Range of Option Exercise Price	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable	Weighted Average Exercise Price
$10.35 - $29.70	748,574	$21.74	4.05	748,574	$21.74
$30.31 - $48.46	1,421,166	$36.57	5.33	1,421,166	$36.57
$49.24 - 86.17	763,761	$55.13	6.26	736,061	$55.03
	2,933,501			2,905,801

Schedule of Employee Service Share-based Compensation
The Company recognized share-based compensation expense for fiscal 2018, 2017 and 2016 as follows:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Total share-based compensation cost	$93	$75	$46
Related income tax benefit	$21	$25	$17
Total intrinsic value of options exercised	$136	$73	$46
Tax benefits from exercised stock options and awards	$84	$34	$62

Schedule of Valuation Assumptions
In calculating the compensation expense for its stock incentive plans, the Company used the following weighted average assumptions:

	Fiscal Years Ended
	March 31, 2017	April 1, 2016
Risk-free interest rate	1.60%	1.81%
Expected volatility	29%	31%
Expected term (in years)	6.09	6.23
Dividend yield	1.56%	1.39%

Schedule of Shares Outstanding
Information concerning stock options granted under stock incentive plans was as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding as of April 3, 2015	5,556,309	$46.08	5.93	$107
Granted	1,052,129	$30.70
Issued due to NPS Separation modification	1,614,465	$28.40
Exercised	(2,372,109)	$19.27		$46
Canceled/Forfeited	(434,578)	$28.59
Expired	(49,595)	$20.87
Outstanding as of April 1, 2016	5,366,621	$24.83	7.06	$51
Granted	2,450,976	$50.91
Exercised	(2,544,955)	$21.84		$73
Canceled/Forfeited	(448,505)	$36.94
Expired	(56,741)	$14.36
Outstanding as of March 31, 2017	4,767,396	$38.70	8.01	$145
Granted	—	$—
HPE options converted to DXC options at HPES Merger	2,654,970	$46.56
CSC options converted to RSUs due to HPES Merger	(1,521,519)	$51.00
Exercised	(2,916,045)	$40.39		$136
Canceled/Forfeited	(14,890)	$69.52
Expired	(36,411)	$36.69
Outstanding as of March 31, 2018(1)	2,933,501	$32.54	5.24	$185
Vested and expected to vest in the future as of March 31, 2018(1)	2,930,263	$32.42	5.24	$184
Exercisable as of March 31, 2018(1)	2,905,801	$32.30	5.23	$183

(1) The amount of the weighted average fair value per share has been revised to reflect the impact of the USPS Separation.

Information concerning RSUs (including PSUs) granted under the stock incentive plans, was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of April 3, 2015	2,579,675	$48.70
Granted	3,234,197	$27.97
Issued due to NPS Separation modification	419,160	$29.95
Settled	(1,783,664)	$28.87
Canceled/Forfeited	(851,369)	$40.97
Outstanding as of April 1, 2016	3,597,999	$29.25
Granted	1,150,185	$47.70
Settled	(602,467)	$27.29
Canceled/Forfeited	(434,732)	$32.86
Outstanding as of March 31, 2017	3,710,985	$34.86
Granted	1,828,667	$82.34
HPE RSUs converted to DXC RSUs due to HPES Merger	95,816	$69.34
Options converted to RSUs due to HPES Merger	609,416	$32.58
Settled	(1,934,446)	$35.93
Canceled/Forfeited	(324,822)	$59.34
Outstanding as of March 31, 2018(1)	3,985,616	$47.25

(1) The amount of the weighted average fair value per share has been revised to reflect the impact of the USPS Separation.

Information concerning RSUs granted to non-employee directors was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of April 3, 2015	143,986	$30.02
Granted	65,188	$31.75
Settled	(107,878)	$33.11
Canceled/Forfeited	(12,250)	$33.96
Outstanding as of April 1, 2016	89,046	$27.00
Granted	33,600	$47.35
Settled	(32,080)	$28.58
Canceled/Forfeited	(4,800)	$30.31
Outstanding as of March 31, 2017	85,766	$34.19
Granted	22,900	$84.40
Settled	(39,980)	$45.25
Canceled/Forfeited	(2,300)	$85.35
Outstanding as of March 31, 2018(1)	66,386	$37.26

(1) The amount of the weighted average fair value per share has been revised to reflect the impact of the USPS Separation.